SHARE CAPITAL - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended							8 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 20, 2023 $ / shares shares	Dec. 31, 2022 shares	Nov. 30, 2022 USD ($)	Dec. 31, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Unregistered ordinary shares issued (in shares)	1,005,929	720,558	1,005,929	1,005,929	1,005,929	1,005,929	720,558	720,558	720,558	1,005,929
Issue of ordinary shares for acquisitions | $			$ 9,912				$ 7,392
Warrants exchanged for options (in shares)				3,879
Number of share warrants exercised (in shares)								1,907,377
Stock repurchase program, authorized amount | $													$ 10,000
Issue of ordinary shares (in shares)				1,043,002				2,660,877
Treasury stock acquired, average cost per share (in usd per share) | $ / shares						$ 9.83				$ 9.45
Treasury shares acquired | $			$ 759							$ 1,107
Number of shares issued (in shares)	37,513,343	36,467,299	37,513,343	37,513,343	37,513,343	37,513,343	36,467,299	36,467,299	36,467,299	37,513,343	4,887,500	36,470,341		33,806,422
Public offering price (in dollars per share) | $ / shares											$ 9.25
Expenses in connection with the secondary offering | $	$ 733
Restricted shares expense
Disclosure Of Classes Of Share Capital [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		22,422		33,194	33,194			32,942	32,942
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares (in shares)				77,683						116,391
Treasury shares acquired | $			$ 759